MFS® CASH RESERVE FUND	MFS® MID CAP GROWTH FUND
MFS® CORE EQUITY FUND	MFS® MONEY MARKET FUND
MFS® GLOBAL LEADERS FUND	MFS® NEW DISCOVERY FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® GOVERNMENT MONEY MARKET FUND	MFS® TECHNOLOGY FUND
MFS® LOW VOLATILITY EQUITY FUND	MFS® VALUE FUND
MFS® LOW VOLATILITY GLOBAL EQUITY FUND

Effective December 2, 2013, the “Ticker Symbols” table on the cover page is amended to include the following:

Fund	Ticker Symbols
	Class A	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® Low Volatility Equity Fund	MLVAX	MLVBX	MLVGX	N/A	N/A	N/A
MFS® Low Volatility Global Equity Fund	MVGAX	MVGBX	MVGCX	N/A	N/A	N/A

Fund	Ticker Symbols
	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
MFS® Low Volatility Equity Fund	MLVHX	MLVMX	MLVOX	MLVPX	MLVRX	MLVTX
MFS® Low Volatility Global Equity Fund	MVGIX	MVGJX	MVGKX	MVGLX	MVGMX	MVGNX

Certain information for MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund as of August 31, 2013, the fiscal year end of the funds, is not included in this Statement of Additional Information because these funds had not commenced operations as of August 31, 2013.

Effective December 2, 2013, the first paragraph of the sub-section entitled “Organization of the Fund” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Cash Reserve Fund, MFS Core Equity Fund, MFS Global Leaders Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, and MFS Value Fund, each an open-end investment company, are series of MFS Series Trust I, a Massachusetts business trust organized in 1986. MFS Cash Reserve Fund, MFS Core Equity Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, and MFS Value Fund are diversified Funds. MFS Global Leaders Fund and MFS Technology Fund are non-diversified Funds.

Effective December 2, 2013, the following paragraphs are added to the sub-heading entitled “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” beneath the main heading “Management of the Fund”:

For MFS Low Volatility Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund's average daily net assets annually of the first $1 billion, 0.70% of the Fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.65% of the Fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee to 0.60% of the Fund's average daily net assets annually up to $1 billion, and 0.55% of the Fund's average daily net assets annually in excess of $1 billion. This written agreement will remain in effect until modified by the Fund's Board, but such agreement will continue until at least December 31, 2014. In addition, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.20% of the Fund's average daily net assets annually for each of Class A and Class R3 shares, 1.95% of the Fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.95% of the Fund's average daily net assets annually for each of Class I and Class R4 shares, 1.45% of the Fund's average daily net assets annually for Class R2 shares, and 0.91% of the Fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least December 31, 2014.

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For MFS Low Volatility Global Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.90% of the Fund's average daily net assets annually of the first $1 billion, 0.75% of the Fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.65% of the Fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee to 0.75% of the Fund's average daily net assets annually up to $1 billion, and 0.70% of the Fund's average daily net assets annually in excess of $1 billion. This written agreement will remain in effect until modified by the Fund's Board, but such agreement will continue until at least December 31, 2014. In addition, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.35% of the Fund's average daily net assets annually for each of Class A and Class R3 shares, 2.10% of the Fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.10% of the Fund's average daily net assets annually for each of Class I and Class R4 shares, 1.60% of the Fund's average daily net assets annually for Class R2 shares, and 1.06% of the Fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least December 31, 2014.

Effective December 2, 2013, the first paragraph of the sub-section entitled “Custodian” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

State Street Bank and Trust Company ("State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Cash Reserve Fund, MFS Core Equity Fund, MFS Global Leaders Fund, MFS Global New Discovery Fund, MFS Government Money Market Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Money Market Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, and MFS Value Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

Effective December 2, 2013, the first and third paragraphs beneath the main heading “Independent Registered Public Accounting Firm and Financial Statements” are restated in their entirety, respectively, as follows:

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Core Equity Fund, MFS Global New Discovery Fund, MFS Low Volatility Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, and MFS Value Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Cash Reserve Fund, MFS Global Leaders Fund, MFS Government Money Market Fund, MFS Low Volatility Global Equity Fund, MFS Mid Cap Growth Fund, and MFS Money Market Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund had not commenced operations as of the fiscal year ended August 31, 2013; therefore, no Financial Statements and Financial Highlights for each such Fund are incorporated by reference into this SAI.

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Effective December 2, 2013, the following columns are added to the table entitled “Trustee Compensation Table” beneath the main heading “Appendix B - Trustee Compensation and Committees”:

Trustee Compensation Table

Name and Position	Aggregate Compensation Paid by MFS Low Volatility Equity Fund Fund(5)	Aggregate Compensation Paid by MFS Low Volatility Global Equity Fund Fund(5)
Interested Trustee
Robert J. Manning	N/A	N/A
Independent Trustees
Robert E. Butler	$77	$77
Maureen R. Goldfarb	$77	$77
David H. Gunning	$79	$79
William R. Gutow	$76	$76
Michael Hegarty	$77	$77
John P. Kavanaugh	$76	$76
J. Dale Sherratt	$76	$76
Laurie J. Thomsen	$77	$77
Robert W. Uek	$77	$77

(5) Estimated amounts for the fiscal year ending August 31, 2014.

Effective December 2, 2013, the following paragraph is added after the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” beneath the main heading “Appendix C – Share Ownership”:

As of December 2, 2013, the Trustees and officers of the Trust as a group owned less than 1% of any class of the shares of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund.  No Trustee owned shares of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund as of December 31, 2012, because shares of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund had not been offered for sale as of December 31, 2012.

Effective December 2, 2013, the following is added as the last paragraph directly beneath the table within the sub-section entitled “25% or Greater Ownership of the Fund” beneath the main heading “Appendix C – Share Ownership”:

As of December 2, 2013, no shares of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund were owned because these Funds had not yet commenced operations.

Effective December 2, 2013, the following is added as the last paragraph of the sub-section entitled “5% or Greater Ownership of the Share Class” beneath the main heading “Appendix C – Share Ownership”:

As of December 2, 2013, no shares of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund were owned because these Funds had not yet commenced operations.

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Effective December 2, 2013, the following is added directly below the table within the sub-section entitled “Compensation” beneath the main heading “Appendix D – Portfolio Manager(s)”:

As of December 4, 2013, MFS expects the following benchmarks will be used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Low Volatility Equity Fund	James C. Fallon	Standard & Poor’s 500 Stock Index
	Matthew W. Krummell	Standard & Poor’s 500 Stock Index

MFS Low Volatility Global Equity Fund	James C. Fallon	MSCI All Country World Index
	Jonathan W. Sage	MSCI All Country World Index

Effective December 2, 2013, the following is added directly below the sub-section entitled “Ownership of Fund Shares” beneath the main heading “Appendix D – Portfolio Manager(s)”:

As of December 2, 2013, no portfolio manager owned shares of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund because these funds had not yet commenced operations.

Effective December 2, 2013, the following is added directly below the table within the sub-section entitled “Other Accounts” beneath the main heading “Appendix D – Portfolio Manager(s)”:

In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of September 30, 2013, were as follows:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Low Volatility Equity Fund	James C. Fallon	Registered Investment Companies^^	0	N/A
		Other Pooled Investment Vehicles	1	$2.3 million
		Other Accounts	11	$2.1 billion
	Matthew W. Krummell	Registered Investment Companies^^	7	$2.6 billion
		Other Pooled Investment Vehicles	2	$179.6 million
		Other Accounts	8	$2.6 billion

MFS Low Volatility Global Equity Fund	James C. Fallon	Registered Investment Companies^^	0	N/A
		Other Pooled Investment Vehicles	1	$2.3 million
		Other Accounts	11	$2.1 billion
	Jonathan W. Sage	Registered Investment Companies^^	9	$14.6 billion
		Other Pooled Investment Vehicles	2	$377.9 million
		Other Accounts	18	$5.5 billion

^^         Does not include the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

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Effective December 2, 2013, the table beneath the main heading “Appendix G – Sales Charges” is restated in its entirety as follows:

Fund	Fiscal Year Ended	Class A Initial Sales Charges:			CDSC Paid to MFD On:
		Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares

MFS Cash Reserve Fund	August 31, 2010	N/A	N/A	N/A	$0	$309,956	$11,113
	August 31, 2011	N/A	N/A	N/A	$24	$178,017	$11,506
	August 31, 2012	N/A	N/A	N/A	$210	$135,245	$20,925

MFS Core Equity Fund	August 31, 2010	$562,512	$92,147	$470,365	$773	$73,356	$3,035
	August 31, 2011	$1,218,917	$203,212	$1,015,705	$64	$55,805	$3,342
	August 31, 2012	$2,084,282	$354,124	$1,730,158	$2,606	$39,944	$3,783

MFS Global Leaders Fund	August 31, 2012(1)	$6,524	$1,100	$5,424	$0	$15	$0

MFS Global New Discovery Fund	August 31, 2012(2)	$7,931	$1,389	$6,542	N/A	N/A	N/A

MFS Mid Cap Growth Fund	August 31, 2010	$137,420	$21,793	$115,627	$15,446	$40,935	$1,409
	August 31, 2011	$163,758	$26,451	$137,307	$386	$34,925	$1,714
	August 31, 2012	$109,377	$17,340	$92,037	$290	$31,486	$2,253

MFS New Discovery Fund	August 31, 2010	$535,461	$81,367	$454,094	$826	$25,664	$4,472
	August 31, 2011	$1,796,034	$270,628	$1,525,406	$6,054	$48,294	$25,191
	August 31, 2012	$766,250	$119,040	$647,210	$4,812	$44,203	$32,105

MFS Research International Fund	August 31, 2010	$479,001	$75,657	$403,344	$5,173	$64,971	$10,011
	August 31, 2011	$384,258	$60,298	$323,960	$64	$52,665	$6,825
	August 31, 2012	$264,628	$42,311	$222,317	$3,001	$37,947	$6,661

MFS Technology Fund	August 31, 2010	$249,905	$37,211	$212,694	$270	$19,872	$28,049
	August 31, 2011	$224,305	$34,422	$189,883	$2,657	$15,992	$4,293
	August 31, 2012	$445,798	$67,865	$337,933	$1,078	$13,647	$3,971

MFS Value Fund	August 31, 2010	$5,931,945	$942,493	$4,989,452	$5,362	$286,556	$96,480
	August 31, 2011	$7,071,855	$1,157,919	$5,913,936	$9,626	$240,187	$75,490
	August 31, 2012	$8,712,340	$1,457,331	$7,255,009	$39,740	$224,345	$62,714

		Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares

MFS Cash Reserve Fund	August 31, 2010	N/A	N/A	N/A	N/A	$1,146	$90
	August 31, 2011	N/A	N/A	N/A	N/A	N/A	N/A
	August 31, 2012	N/A	N/A	N/A	N/A	$1,715	$184

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		Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares

MFS Mid Cap Growth Fund	August 31, 2010	$5,501	$847	$4,654	N/A	$0	$29
	August 31, 2011	$7,608	$1,197	$6,411	N/A	$466	$0
	August 31, 2012	$7,644	$1,190	$6,454	N/A	$0	$18

MFS New Discovery Fund	August 31, 2010	$7,141	$1,111	$6,030	N/A	$0	$36
	August 31, 2011	$15,527	$2,402	$13,125	N/A	$31	$0
	August 31, 2012	$16,717	$2,524	$14,193	N/A	$2	$0

MFS Research International Fund	August 31, 2010	$6,415	$916	$5,499	N/A	$12	$0
	August 31, 2011	$6,273	$958	$5,315	N/A	$305	$4
	August 31, 2012	$8,671	$1,276	$7,395	N/A	$0	$7

MFS Value Fund	August 31, 2010	$25,294	$3,651	$21,643	N/A	$437	$121
	August 31, 2011	$28,186	$4,256	$23,930	N/A	$64	$253
	August 31, 2012	$46,040	$6,999	$39,041	N/A	$68	$25

(1) MFS Global Leaders Fund commenced operations on September 28, 2011.

(2) MFS Global New Discovery Fund commenced operations on December 16, 2011.

Effective December 2, 2013, the first two paragraphs and first table under the sub-heading entitled “Class A, Class A1, and Class 529A Shares – General Provisions” within the sub-section entitled “Commissions and Distribution Plan Payments” beneath the main heading “Financial Intermediary Compensation” in Appendix J are restated in their entirety as follows:

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Asset Allocation/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Asia Pacific ex-Japan Fund, MFS Blended Research Core Equity Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS European Equity Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Leaders Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Latin American Equity Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Total Return Fund, MFS Utilities Fund, and MFS Value Fund):

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Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective December 2, 2013, the “Investment Restrictions” section for MFS Global New Discovery Fund in Appendix L entitled “Investment Restrictions” is restated in its entirety as follows:

APPENDIX L - INVESTMENT RESTRICTIONS

MFS Global New Discovery Fund, MFS Low Volatility Equity Fund, and MFS Low Volatility Global Equity Fund

As fundamental investment restrictions, the Fund:

1.	May borrow money to the extent not prohibited by applicable law.

2.	May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.	May issue senior securities to the extent not prohibited by applicable law.

4.	May make loans to the extent not prohibited by applicable law.

5.	May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.
May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.	Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund's fundamental investment restriction no. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction no. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

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